UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York          February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $376,422
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number        Name

1.   028-13770                   Broadwood Partners, L.P.
     -----------------------     ---------------------------------------

                                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2           COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7     COLUMN 8
                                                             VALUE    SHS OR     SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION     MGRS   SOLE    SHARED NONE
ALERE INC                     PERP PFD CONV SE   01449J204   13,807      65,747  SH        Shared-Defined   1       65,747
BIOTIME INC                   COM                09066L105   48,092   8,277,392  SH        Shared-Defined   1    8,277,392
DEUTSCHE BK AG LDN BRH        PS GOLD SH ETN     25154H731    1,441     111,800  SH        Shared-Defined   1      111,800
HANSEN NAT CORP               COM                411310105   75,515     819,568  SH        Shared-Defined   1      819,568
PALOMAR MED TECHNOLOGIES INC  COM NEW            697529303   20,836   2,240,416  SH        Shared-Defined   1    2,240,416
QUESTCOR PHARMACEUTICALS INC  COM                74835Y101  148,801   3,578,660  SH        Shared-Defined   1    3,578,660
SOLTA MED INC                 COM                83438K103    3,349   1,066,587  SH        Shared-Defined   1    1,066,587
STAAR SURGICAL CO             COM PAR $0.01      852312305   63,776   6,079,731  SH        Shared-Defined   1    6,079,731
ZEBRA TECHNOLOGIES CORP       CL A               989207105      805      22,500  SH        Shared-Defined   1       22,500



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